Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Long-Term Debt
8.	LONG-TERM DEBT
In May 2019, the Company entered into a credit arrangement with a financial institution for $50,000, which bears an interest rate quoted as LIBOR + 300 Basis Points (BPS). At March 31, 2022 and December 31, 2021, the interest rate charged to the Company was approximately 3.4% and 3.1%, respectively. Additionally, the average rate paid during the three months ending March 31, 2022 and year ended December 31, 2021 was 3.2% and 3.5%, respectively. The credit arrangement matures in May of 2024. The term note is secured by a general security agreement covering all of the Company’s assets and requires principal payments of $1,250 in quarterly installments on the last day of each calendar quarter, commencing on September 30, 2019, with repayment of the outstanding amount of the note due on maturity. As of March 31, 2022 and December 31, 2021, the outstanding principal on this note payable was $36,250 and $37,500, respectively.
The credit arrangement also included a line of credit arrangement, under which the Company could borrow up to $10,000. The line expires in May of 2024 and is secured by all assets of the Company. The Company has not drawn on the line of credit during the three months ended March 31, 2022 or during the year ended December 31, 2021.
The credit agreement includes covenants customary for credit facilities of these types that limit the ability of the Company and its subsidiaries to, among other things, create or assume liens on assets, make certain types of investments, incur other indebtedness, merge, dissolve, or liquidate the Company, or declare dividends in excess of those needed to meet the income tax burdens of the members. The credit agreement also includes a financial covenant that requires the Company to maintain a ratio of indebtedness to trailing
12-month
EBITDA of no greater than 3.00:1 through the fiscal quarter ended September 30, 2020, and 2.50:1 thereafter, and a financial covenant that requires the Company to maintain a ratio of trailing
12-month
EBIDTA, adjusted for capital expenditures, taxes, and distributions to principal and interest repayments of at least 1.25:1 in each fiscal quarter. Violation of any of these covenants is considered an event of default. If an event of default is continuing, the Company may be required to immediately repay all amount outstanding under the credit agreement, and the lender may terminate any unused lines of credit. The Company was in compliance with all required covenants associated with this term note as of March 31, 2022.
In connection with obtaining the credit arrangement in May of 2019 the Company incurred lender’s fees and related attorney’s fees of $1,108. The Company capitalized these costs and is amortizing them to interest expense over the maturity of the term loan. The debt issuance costs are presented in the condensed consolidated balance sheet net of the related note payable. Amortization expense related to debt issuance costs was $55 and $55 for the three months ended March 31, 2022 and 2021, respectively.
Future maturities of long-term debt, excluding debt issuance costs, are as follows:

2022 (remaining nine months)	$3,750
2023	5,000
2024	27,500

$36,250

8. LONG-TERM DEBT
The Company had a note payable with an original balance of $2,600, which matured in
April
2019
, and was paid in full. The note was unsecured and did not contain restrictive covenants. The note required monthly installments of $175 and bore interest at 5.50%.
In May 2019, the Company entered into a credit arrangement with a financial institution for $50,000, which bears an interest rate quoted as LIBOR + 300 basis points. At December 31, 2021, the interest rate charged to the company was approximately 3.1%, and the average rate paid during 2021 was 3.5%. The credit arrangement matures in May of 2024. The term note is secured by a general security agreement covering all of the Company’s assets and requires principal payments of $1,250 in quarterly installments on the last day of each calendar quarter, commencing on September 30, 2019, with repayment of the outstanding amount of the note due on maturity. As of December 31, 2021 and 2020, the outstanding principal on this note payable was $37,500 and $42,500, respectively.
The credit arrangement also included a line of credit arrangement, under which the Company could borrow up to $10,000. The line expires in May of 2024 and is secured by all assets of the Company. The Company has not drawn on the line of credit during the years ended December 31, 2021 and 2020.
The credit agreement includes covenants customary for credit facilities of these types that limit the ability of the Company and its subsidiaries to, among other things, create or assume liens on assets, make certain types of investments, incur other indebtedness, merge, dissolve, or liquidate the Company, or declare dividends in excess of those needed to meet the income tax obligations of the members. The credit agreement also includes a financial covenant that requires the Company to maintain a ratio of indebtedness to trailing
12-month
EBITDA of no greater than
3.00:1
through the fiscal quarter ended June 30, 2021, and
2.50:1
thereafter, and a financial covenant that requires the Company to maintain a ratio of trailing
12-month
EBITDA, adjusted for capital expenditures, taxes, and distributions to principal and interest repayments of at least
1.25:1
in each fiscal quarter. Violation of any of these covenants is considered an event of default. If an event of default is continuing, the Company may be required to immediately repay all amount outstanding under the credit agreement, and the lender may terminate any unused lines of credit. The Company was in compliance with all required covenants associated with this term note as of December 31, 2021.
In connection with obtaining the credit arrangement in May of 2019 the Company incurred lender’s fees and related attorney’s fees of $1,108. The Company capitalized these costs and is amortizing them to interest expense over the maturity of the term loan. The debt issuance costs are presented in the consolidated balance sheet net of the related note payable. Amortization expense related to debt issuance costs was $222, $222, and $127 for the year ended December 31, 2021, 2020, and 2019 respectively.
Future maturities of long-term debt, excluding debt issuance costs, are as follows:

2022	$5,000
2023	5,000
2024	27,500

$37,500